Divestitures (Details) - USD ($) $ in Millions				3 Months Ended				12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2018	Oct. 01, 2018	Oct. 26, 2017	Jul. 06, 2017
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Gain on sale of certain assets								$ (2)	$ 692	$ 1,095
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | West [Member]
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Tangible Asset Impairment Charges	$ 20
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member]
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Tangible Asset Impairment Charges								$ 19	0	23
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | Transmission And Gulf Of Mexico [Member]
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Tangible Asset Impairment Charges	$ 354
Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member] | West [Member]
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Tangible Asset Impairment Charges		$ 59	$ 12
Gulf Coast Pipeline Systems [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Consideration											$ 177
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Gain on sale of certain assets				$ 101
Gulf Coast Pipeline Systems [Member] | Transmission And Gulf Of Mexico [Member]
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Gain on sale of certain assets				81
Gulf Coast Pipeline Systems [Member] | Other [Member]
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Gain on sale of certain assets				20
Gulf Coast Pipeline Systems [Member] | Disposal Group, Not Discontinued Operations [Member] | Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Tangible Asset Impairment Charges					$ 66
Gulf Coast Pipeline Systems [Member] | Disposal Group, Not Discontinued Operations [Member] | Impairment Of Certain Assets [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member]
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Tangible Asset Impairment Charges						$ 68	$ 23
Four Corners [Member] | West [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Consideration												$ 1,125
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Income (Loss) before Income Taxes of Disposal Group									52	47
Income (Loss) before Income Taxes of Disposal Group Attributable to the Williams Companies, Inc.									$ 43	35
Gain on sale of certain assets				$ 591
Williams Olefins, LLC [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Consideration													$ 12	$ 2,084
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Gain (Loss) on Disposition of Business						$ 1,095
Williams Olefins, LLC [Member] | Disposal Group, Not Discontinued Operations [Member]
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Income (Loss) before Income Taxes of Disposal Group										26
Income (Loss) before Income Taxes of Disposal Group Attributable to the Williams Companies, Inc.										$ 19